Summary of Significant Accounting Policies - Schedule of Cash and Restricted Cash (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash	$ 270,304	$ 6,703	$ 83,786	$ 12,456
Restricted cash	491,755	484,882	277,950	88,750
Total cash and restricted cash	$ 762,059	$ 491,585	$ 361,736	$ 101,206